Subsequent Events - Additional Information (Details) - Subsequent Events $ in Millions	Nov. 06, 2024 USD ($) Employees	Oct. 22, 2024 USD ($) shares	Oct. 30, 2024 USD ($)
Restructuring Plan
Subsequent Event [Line Items]
Number of employees reduced from workforce | Employees	113
Percentage of employees reduced from workforce	50.00%
One-time aggregate restructuring charges	$ 3.5
Revenue Interest Financing Agreement | RTW Side Letter
Subsequent Event [Line Items]
Number of surrender shares of common stock | shares		749,998
Surrender common stock value		$ 7.5
Conversion of RTW PIPE investment to revenue interest finance			$ 7.5